Income Tax Benefit (Tables)	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax (Provision) Benefit

The components of the income tax (provision) benefit for the years ended December 31, were as follows

	December 31,
	2015	2016
Current tax benefit:
Federal	$443,173	$1,142,968
State	37,936	131,774

Total	481,109	1,274,742
Deferred tax benefit (expense):
Federal	(88,719)	(73,928)
State	(16,914)	(13,955)

Total	(105,633)	(87,883)

Total Income Tax Benefit Before Valuation Allowance	375,476	1,186,859
Valuation allowance	(375,476)	(1,186,859)

Total Income Tax Benefit	$–	$–

Deferred tax assets:
Net operating loss carryforward	$367,926	$1,554,785
Less valuation allowance	(367,926)	(1,554,785)

	$–	$–

Schedule of Reconciliation of the Provision (Benefit) for Income Taxes

The reconciliation of the provision (benefit) for income taxes computed at the U.S. federal and state tax rates to the Company’s effective tax rate for the years ended December 31, 2016 and 2015 is as follows:

	December 31,
	2015	2016
Federal and state provision (benefit) at statutory rates	(35.00%)	(34.00)%
Change in valuation allowance	35.00%	34.00%

	0.00%	0.00%